Average Annual Total Returns - FidelitySeriesGovernmentMoneyMarketFund-PRO - FidelitySeriesGovernmentMoneyMarketFund-PRO - Fidelity Series Government Money Market Fund - Fidelity Series Government Money Market Fund - Return Before Taxes
	Oct. 30, 2023
Average Annual Return:
Past 1 year	1.67%
Past 5 years	1.28%
Since Inception	1.11%	[1]

[1]	AFrom April 22, 2016.